Investment Risks	Nov. 26, 2025
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Adviser Managed Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients' assets among the Fund, the Core Fixed Income Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Fund's shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, the Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point the Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk — The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Indexes' components and other factors.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that the Fund's investment approach may underperform other segments of the equity markets or the equity markets as a whole.
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Exchange Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. The Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Real Estate Investment Trust (REITs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
DIVERSIFIED EQUITY FUND | Diversified Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
CORE FIXED INCOME FUND | Core Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CORE FIXED INCOME FUND | Core Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Adviser Managed Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients' assets among the Fund, the Diversified Equity Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Fund's shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, the Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point the Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk — The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.
CORE FIXED INCOME FUND | Core Fixed Income Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Indexes' components and other factors.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that the Fund's investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.
CORE FIXED INCOME FUND | Core Fixed Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Exchange Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. The Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Additionally, if the Fund has uninvested cash, the Fund is subject to the risk that the depository institution holding the uninvested cash will be unable to repay the cash held.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

CORE FIXED INCOME FUND | Core Fixed Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Adviser Managed Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients' assets among the Fund, the Core Fixed Income Fund, the Diversified Equity Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Fund's shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, the Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point the Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk — The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Indexes' components and other factors.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that the Fund's investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Exchange Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. The Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and liquidity risk and leverage risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.